                                                       Registration No. 33-65339
                                                                       811-07463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 2

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                ------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

            immediately upon filing pursuant to paragraph (b) of Rule 485
----------
            on ___________ pursuant to paragraph (b) of Rule 485
----------
    X       60 days after filing pursuant to paragraph (a)(1) of Rule 485
----------
__________  on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
            this post-effective amendment designates a new effective date for a ---------- previously filed post-effective amendment.

AN INDEFINITE AMOUNT OF VARIABLE ANNUITY CONTRACT UNITS WAS REGISTERED PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996 WILL BE FILED PRIOR TO MARCH 1, 1997.

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                              Cross-Reference Sheet

                                    Form N-4

ITEM
NO.                                                           CAPTION IN PROSPECTUS
---                                                           ---------------------
1.       Cover Page                                           Prospectus
2.       Definitions                                          Glossary of Special Terms
3.       Synopsis                                             Prospectus Summary
4.       Condensed Financial Information                      Not Applicable
5.       General Description of Registrant,                   The Insurance Company; The Separate
            Depositor, and Portfolio Companies                  Account and the Funding Options; Voting
                                                                Rights
6.       Deductions (and Expenses)                            Fee Table; Charges and Deductions;
                                                                Distribution of Variable Annuity Contracts
7.       General Description of Variable                      The Contract; Ownership Provisions; Transfers
            Annuity Contracts
8.       Annuity Period                                       The Annuity Period; Payment Options
9.       Death Benefit                                        Death Benefit
10.      Purchases and Contract Value                         The Contract
11.      Redemptions                                          Surrenders and Redemptions; Miscellaneous
                                                                Contract Provisions; The Contract
12.      Taxes                                                Federal Tax Considerations
13.      Legal Proceedings                                    Legal Proceedings and Opinions
14.      Table of Contents of Statement                       Appendix D
            of Additional Information

                                                              CAPTION IN STATEMENT OF ADDITIONAL
                                                              INFORMATION
15.      Cover Page                                           Statement of Additional Information
16.      Table of Contents                                    Table of Contents
17.      General Information and History                      The Insurance Company
18.      Services                                             Principal Underwriter; Distribution and
                                                                       Management Agreement
19.      Purchase of Securities Being Offered                 Valuation of Assets
20.      Underwriters                                         Principal Underwriter
21.      Calculation of Performance Data                      Performance Information
22.      Annuity Payments                                     Not Applicable
23.      Financial Statements                                 Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                   PROSPECTUS

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") offered by The Travelers Life and Annuity Company (the "Company"). The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs) pursuant to Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"); and (3) qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code.


        Purchase Payments made under the Contract will accumulate on a fixed and/or a variable basis, as selected by you. If on a variable basis, the value of the Contract prior to the Maturity Date will vary continuously to reflect the investment experience of the underlying funds (the "Funding Options") available under The Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). The Funding Options currently available are: Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of The Travelers Series Fund, Inc. and Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio and Mid Cap Disciplined Equity Fund of The Travelers Series Trust. A Fixed Account Option is also available and is described in Appendix A. The Fixed Account option may not be available in some jurisdictions. Unless specified otherwise, this prospectus refers to the Funding Options.



This Prospectus provides the information about Fund ABD II that you should know before investing. Please read it and retain it for future reference. Additional information about Fund ABD II is contained in a Statement of Additional Information ("SAI") dated May 1,1997 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained, without charge, by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (860) 277-0111. The Table of Contents of the SAI appears in Appendix C of this Prospectus.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. BOTH THIS CONTRACT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.


                     THIS PROSPECTUS IS DATED MAY 1, 1997.

                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..............................................................     4
PROSPECTUS SUMMARY.....................................................................     5
FEE TABLE..............................................................................     7
THE INSURANCE COMPANY..................................................................    10
THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS...........................................    10
  The Travelers Fund ABD II For Variable Annuities (Fund ABD II).......................    10
  The Funding Options..................................................................    10
  Funding Option Investment Managers...................................................    12
  Substitutions and Additions..........................................................    12
PERFORMANCE INFORMATION................................................................    12
THE CONTRACT...........................................................................    15
  Purchase Payments....................................................................    16
  Right to Return......................................................................    16
  Accumulation Units...................................................................    16
CHARGES AND DEDUCTIONS.................................................................    16
  Contingent Deferred Sales Charge.....................................................    16
  Administrative Charges...............................................................    17
  Mortality and Expense Risk Charge....................................................    17
  Reduction or Elimination of Contract Charges.........................................    18
  Funding Option Charges...............................................................    18
  Premium Tax..........................................................................    18
  Changes in Taxes Based Upon Premium or Value.........................................    18
OWNERSHIP PROVISIONS...................................................................    18
  Types of Ownership...................................................................    18
  Beneficiary..........................................................................    19
  Annuitant............................................................................    19
TRANSFERS..............................................................................    19
  Dollar Cost Averaging (Automated Transfers)..........................................    19
  Telephone Transfers..................................................................    20
SURRENDERS AND REDEMPTIONS.............................................................    20
  Systematic Withdrawals...............................................................    21
DEATH BENEFIT..........................................................................    21
  Death Proceeds Prior to the Maturity Date............................................    21
  Death Proceeds After the Maturity Date...............................................    22
THE ANNUITY PERIOD.....................................................................    22
  Maturity Date........................................................................    22
  Allocation of Annuity................................................................    22
  Variable Annuity.....................................................................    23
  Fixed Annuity........................................................................    23
PAYMENT OPTIONS........................................................................    23
  Election of Options..................................................................    23

  Annuity Options......................................................................    24
  Income Options.......................................................................    24
MISCELLANEOUS CONTRACT PROVISIONS......................................................    25
  Termination..........................................................................    25
  Misstatement.........................................................................    25
  Required Reports.....................................................................    25
  Suspension of Payments...............................................................    25
  Transfers of Contract Values to other Securities.....................................    26
FEDERAL TAX CONSIDERATIONS.............................................................    26
  General Taxation of Annuities........................................................    26
  Tax Law Diversification Requirements for Variable Annuities..........................    26
  Ownership of the Investments.........................................................    26
  Penalty Tax for Premature Distributions..............................................    27
  Mandatory Distributions for Qualified Plans..........................................    27
  Nonqualified Annuity Contracts.......................................................    27
  Individual Retirement Annuities......................................................    28
  Qualified Pension and Profit-Sharing Plans...........................................    28
  Federal Income Tax Withholding.......................................................    28
VOTING RIGHTS..........................................................................    29
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.............................................    30
  Conformity with State and Federal Laws...............................................    30
LEGAL PROCEEDINGS AND OPINIONS.........................................................    30
APPENDIX A: THE FIXED ACCOUNT..........................................................    31
APPENDIX B: Contracts issued in the State of Florida...................................    32
APPENDIX C: Table of Contents of the Statement of Additional Information...............    33

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of a Contract before Annuity Payments begin.

ACCUMULATION UNIT VALUE -- the dollar amount of an Accumulation Unit.

ANNUITANT -- the person on whose life this contract is issued and the amount of the monthly Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a determinable sum assured; or (c) for the joint lifetime of the Annuitant and another person ("Contingent Annuitant") and thereafter during the lifetime of the survivor.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the amount payable to the Contract Owner or other payee upon full or partial surrender of the Contract during the lifetime of the Annuitant. The amount will be the contract value, less any applicable surrender charge and any premium tax not previously deducted.

COMPANY -- (WE, OUR) -- The Travelers Life and Annuity Company.

COMPANY'S HOME OFFICE -- the principal offices of The Travelers Life and Annuity Company located at One Tower Square, Hartford, Connecticut 06183-9061.

CONTRACT DATE -- the date on which the Contract, benefits and the contract provisions become effective.

CONTRACT OWNER (YOU, YOUR) -- the person or entity to whom the Contract is issued or assigned. A married spouse may be designated as the joint owner.

CONTRACT VALUE -- the current value of Accumulation Units credited to the Contract and the Fixed Account less any administrative charges.

CONTRACT YEARS -- twelve-month periods beginning on the Contract Date.

FIXED ACCOUNT -- an additional account into which Purchase Payments may be allocated and which is included in the Contract Value. Purchase Payments allocated to the Fixed Account will earn interest at a rate guaranteed by the Company; this rate will change from time to time.

FUNDING OPTION(S) -- the investment option(s) available under the Separate Account.

HOME OFFICE -- The Travelers Life and Annuity Company, One Tower Square, Hartford, CT 06183 INCOME PAYMENTS -- optional forms of payments made by the Company which are based on an agreed-upon number of payments or payment amount.

MATURITY DATE -- the date on which the first Annuity or Income Payment is to begin under a Contract.

PURCHASE PAYMENT -- a gross amount paid to the Company during the accumulation period.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company (Fund ABD
II).

SUB-ACCOUNT -- The portion of the assets of the Separate Account which is allocated to a particular Funding Option.

VALUATION DATE -- generally, a day on which the Funding Option is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY -- an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to the Company.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this Prospectus is both an insurance policy and a security. As an insurance policy, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security, it is subject to the federal securities laws. The Contract is an individual flexible premium variable annuity. It allows you to allocate Purchase Payments to any or all of the Funding Options currently available under Fund ABD II, as well as to the Fixed Account. (See "The Funding Options" on page 10.) An initial lump-sum Purchase Payment of at least $5,000 must be made to the Contract; additional Purchase Payments of at least $500 may be made. In some states, subsequent Purchase Payments may not be allowed. (See "Purchase Payments," page 13.)

RIGHT TO RETURN

You may return the Contract and receive a full refund of the Contract Value (including charges) within twenty days after the Contract is delivered to you, unless state law requires a longer period. (See "Right to Return," page 13.)

CHARGES AND EXPENSES

No sales charges are deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge ("CDSC" or "surrender charge") may apply if you make a full or partial surrender of the Contract Value during the first seven years following each Purchase Payment. The maximum surrender charge that could be assessed is 6% of the aggregate Purchase Payments made under the Contract. (See "Contingent Deferred Sales Charge," page 14.)

Other charges include the contract administrative expense charge ($30 annually) and a Sub-Account administrative expense charge (0.15% on an annual basis of the average daily net assets allocated to each of the Funding Options). (See "Administrative Charges," page 15.) A mortality and expense risk charge, equivalent on an annual basis to 1.25% of the daily net assets of amounts allocated to each Funding Option will also be charged. (See "Mortality and Expense Risk Charge," page 15.) If applicable, state premium taxes will also be deducted and paid when due. (See "Premium Tax," page 16.)

TRANSFERS

Prior to the Maturity Date, you may reallocate the Cash Value among the Fixed Account and any of the Sub-Accounts available under Fund ABD II. Transfers between the variable Sub-Accounts are unlimited. Transfers between the Fixed Account and any of the Sub-Accounts are subject to certain restrictions. (See "Transfers," page 17, and "Appendix A," page 29.) Dollar-Cost Averaging, or automated transfers, are also available. The minimum automated transfer amount is $400. (See "Dollar Cost Averaging (Automated Transfers)," on page 17.)

SURRENDERS

Prior to the Maturity Date, you may surrender all or part of the Contract Value subject to certain charges and limitations. You will be liable for income tax on the taxable portion of any full or partial surrender, and you may incur a 10% tax penalty if such surrender is made prior to the age of 59 1/2. (See "Surrenders and Redemptions," page 18 and "Penalty Tax for Premature Distributions," page 24.)

Systematic withdrawals of at least $100 on a monthly, quarterly, semiannual or annual basis may be elected if your Contract Value is at least $15,000. All applicable surrender charges and premium taxes will be deducted. (See "Systematic Withdrawals," on page 18.)

DEATH BENEFIT

A death benefit is payable to the Beneficiary upon the death of the Annuitant prior to the Maturity Date with no Contingent Annuitant surviving. The death benefit will vary based on the Annuitant's age at the time of death. (See "Death Benefit," page 19.)

THE ANNUITY PERIOD

On the Maturity Date, or other agreed-upon payment date, the Company will provide Annuity or Income Payments as described in the section entitled "The Annuity Period." (See page 20.)

THE FIXED ACCOUNT

Although this Prospectus specifically applies only to the variable features of the Contract, the Contract also allows you to allocate Purchase Payments to a Fixed Account where they will earn interest at a rate guaranteed by the Company, which interest rate will not be less than 3% per year. (See "Appendix A," page 29.)

                                   FEE TABLE
--------------------------------------------------------------------------------

FUND ABD II AND THE UNDERLYING FUNDING OPTIONS

The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly, under the Contract. Additional information regarding the charges and deductions assessed under the Contract can be found on page 14. Expenses shown do not include premium taxes, which may be applicable.

 CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of purchase payments):

          ----------------------------------------------------------------------------
                 LENGTH OF TIME FROM PURCHASE PAYMENT
                          (NUMBER OF YEARS)                                 CDSC
          ----------------------------------------------------------------------------
                                  1                                            6%
                                  2                                            6%
                                  3                                            5%
                                  4                                            5%
                                  5                                            4%
                                  6                                            3%
                                  7                                            2%
                           8 and thereafter                                    0%

                Annual Contract Administrative Charge
            (Waived if Contract Value is $40,000 or more)                   $ 30

 ANNUAL SEPARATE ACCOUNT CHARGES

(As a percentage of average daily net asset value of amounts held in the Separate Account)

Mortality and Expense Risk Charge                              1.25%
Sub-Account Administrative Charge                              0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                    1.40%

 FUNDING OPTION ANNUAL EXPENSES

(as a percentage of average daily net assets of the Funding Option)


----------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEE                   OTHER EXPENSES               TOTAL FUND
       PORTFOLIO NAME          (AS A PERCENTAGE OF ASSETS)    (AFTER EXPENSES ARE REIMBURSED)    OPTION EXPENSES
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  0.75%                      --                             --
Cash Income Trust                          0.32%                      --                             --
Alliance Growth                            0.80%                      --                             --
MFS Total Return                           0.80%                      --                             --
Putnam Diversified Income                  0.75%                      --                             --
Travelers Quality Bond                     0.32%                      --                             --
Lazard International Stock                 0.83%                      --                             --
MFS Emerging Growth                        0.75%                      --                             --
Federated Stock                            0.63%                      --                             --
Federated High Yield                       0.65%                      --                             --
Large Cap                                  0.75%                      --                             --
Equity Income                              0.75%                      --                             --
Mid Cap Disciplined Equity



 (1) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.60%. Without such arrangement, Other Expenses would have been for Cash Income Trust.



 (2) Other expenses are as of October 31, 1996, (the Fund's fiscal year end) taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Fund Expenses would have
     been as follows: Alliance Growth Portfolio,      ; Putnam Diversified
     Income Portfolio,      and MFS Total Return Portfolio,      .

 EXAMPLE*


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses, if surrendered or withdrawn at the end of the period shown.

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS

-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            --            --            --            --
Cash Income Trust                                    --            --            --            --
Alliance Growth                                      --            --            --            --
MFS Total Return                                     --            --            --            --
Putnam Diversified Income                            --            --            --            --
Travelers Quality Bond**                             --            --            --            --
Lazard International Stock**                         --            --            --            --
MFS Emerging Growth**                                --            --            --            --
Federated Stock**                                    --            --            --            --
Federated High Yield**                               --            --            --            --
Large Cap**                                          --            --            --            --
Equity Income**                                      --            --            --            --
Mid Cap Disciplined Equity


** For new investment options, expenses are estimated for 1 and 3 years only.

If annuitized, or if no withdrawals are made at the end of the period shown, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS

-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            --           --             --            --
Cash Income Trust                                    --           --             --            --
Alliance Growth                                      --           --             --            --
MFS Total Return                                     --           --             --            --
Putnam Diversified Income                            --           --             --            --
Travelers Quality Bond**                             --           --             --            --
Lazard International Stock**                         --           --             --            --
MFS Emerging Growth**                                --           --             --            --
Federated Stock**                                    --           --             --            --
Federated High Yield**                               --           --             --            --
Large Cap**                                          --           --             --            --
Equity Income**                                      --           --             --            --
Mid Cap Disciplined Equity



 * The Example reflects the $30 Annual Contract Fee as an annual charge of assets.


** For new investment options, expenses are estimated for 1 and 3 years only.

                             THE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Travelers Group Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States and intends to become licensed in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

                  THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS
--------------------------------------------------------------------------------

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES ("FUND ABD II")

Fund ABD II was established on October 17, 1995 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD II will be invested exclusively in the shares of the Funding Options.

The assets of Fund ABD II are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD II are, in accordance with the Contracts, credited to or charged against Fund ABD II without regard to other income, gains and losses of the Company. The assets held by Fund ABD II are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Funding Options are payable to Fund ABD II. All such income and/or distributions are reinvested in shares of the respective Funding Option at net asset value. Shares of the Funding Options listed above are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Fund shares are not sold to the general public.

THE FUNDING OPTIONS

Purchase Payments are allocated to the Funding Options in accordance with the selections made by the Contract Owner.

More detailed information about the options and their inherent risks may be found in the current prospectuses for the Funding Options. These prospectuses are included with and must accompany this Prospectus. Since there are varying degrees of risk inherent in each option, please read them carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling (860) 277-0111. Some of the Funding Options may not be available in every state due to various insurance regulations. The current Funding Options are:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.

CASH INCOME TRUST. Cash Income Trust seeks to provide high current income while emphasizing preservation of capital and maintaining a high degree of liquidity by investing in short-term money market securities deemed to present minimal credit risks.

THE TRAVELERS SERIES FUND, INC.

ALLIANCE GROWTH PORTFOLIO. The objective of the Growth Portfolio is long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

PUTNAM DIVERSIFIED INCOME PORTFOLIO. The objective of the Diversified Income Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

MFS TOTAL RETURN PORTFOLIO. The Total Return Portfolio's objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

THE TRAVELERS SERIES TRUST

TRAVELERS QUALITY BOND PORTFOLIO. The basic investment objective of Travelers Bond Portfolio is to seek current income, moderate capital volatility and total return.

LAZARD INTERNATIONAL STOCK PORTFOLIO. The investment objective of the International Stock Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).

MFS EMERGING GROWTH PORTFOLIO. MFS Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio's investment objective.

FEDERATED STOCK PORTFOLIO. The investment objective of the Portfolio is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise noted the investment policies and limitations described below can be changed without the approval of shareholders.

FEDERATED HIGH YIELD PORTFOLIO. The investment objective of the Federated High Yield Portfolio is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The investment objective cannot be changed without approval of shareholders. The investment policies and limitations described below may be changed without approval of shareholders, unless otherwise noted.

LARGE CAP PORTFOLIO. Large Cap Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types.

EQUITY INCOME PORTFOLIO. The Portfolio seeks reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Portfolio's investments, the Subadviser also considers the potential for capital appreciation.


Mid Cap Disciplined Equity Fund seeks growth of capital by investing primarily in a broadly diversified portfolio of common stocks. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard and Poor's ("S&P") 400 stock index. The S&P Index is a value-weighted stock index consisting of 400 mid-sized U.S. companies.

FUNDING OPTION INVESTMENT MANAGERS:


----------------------------------------------------------------------------------------------
       FUNDING OPTION                 INVESTMENT ADVISER                  SUB-ADVISER
----------------------------------------------------------------------------------------------
Capital Appreciation Fund       Travelers Asset Management       Janus Capital Corporation
                                International Corporation
                                ("TAMIC")
----------------------------------------------------------------------------------------------
Cash Income Trust               TAMIC
----------------------------------------------------------------------------------------------
Alliance Growth Portfolio       Travelers Investment Adviser,    Alliance Capital
                                Inc. ("TIA")                     Management L.P.
----------------------------------------------------------------------------------------------
MFS Total Return Portfolio      TIA                              MFS
----------------------------------------------------------------------------------------------
Putnam Diversified Income       TIA                              Putnam Investment Management,
Portfolio                                                        Inc
----------------------------------------------------------------------------------------------
Travelers Quality Bond          TAMIC
Portfolio
----------------------------------------------------------------------------------------------
Lazard International Stock      TAMIC                            Lazard Freres Asset
Portfolio                                                        Management
----------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio   TAMIC                            MFS
----------------------------------------------------------------------------------------------
Federated Stock Portfolio       TAMIC                            Federated Investment
                                                                 Counseling, Inc.
----------------------------------------------------------------------------------------------
Federated High Yield            TAMIC                            Federated Investment
Portfolio                                                        Counseling, Inc.
----------------------------------------------------------------------------------------------
Large Cap Portfolio             TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------
Equity Income Portfolio         TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------
Mid Cap Disciplined Equity      TAMIC                            Travelers Investment
                                                                 Management Company



SUBSTITUTIONS AND ADDITIONS

If any of the Funding Options become unavailable for allocating Purchase Payments, or if, in our judgment further investment in a Funding Option becomes inappropriate for the purposes of the Contract, we may substitute another registered, open-end management investment company. Substitution may be made with respect to both existing investments and the investment of any future Purchase Payments. However, no such substitution will be made without notice to Contract Owners, state approval if applicable, and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law. Additional Funding Options may also be added.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Company may advertise different types of historical performance for the Funding Options available through Fund ABD II. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "non-standardized total return," both described below.

"Standardized average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods (or fractional periods thereof). This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. "Non-standardized total return" will be calculated in a similar manner, except non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $30 annual contract administrative charge, which would decrease the level of performance shown if reflected in these calculations.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long-T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.


The total return quotations are based upon historical earnings and are not necessarily representative of future performance. A Contract Owner's Contract Value at redemption may be more or less than original cost.



In certain cases a newly created funding option has the same investment objectives, investment adviser, and follows the same investment strategies as a publicly-available (retail) mutual fund. In such cases, the performance of the retail fund may be shown, adjusted for any contract charges and fees. Any such information presented would conform to the standard and nonstandard performance requirements discussed above. Information regarding the existing and cloned fund performance figures is provided below.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1996



(NOTE: where performance information is not available for the full periods indicated, the returns are shown since the fund commenced operations (inception).)



                                                                            HYPOTHETICAL
                                   FUND PERFORMANCE              ACCUMULATION UNIT VALUE PERFORMANCE
                                 ---------------------     -----------------------------------------------
                                       COLUMN A                  COLUMN B                  COLUMN C
                                 ---------------------     ---------------------     ---------------------     INCEPTION
                                 1 YR   5 YRS   10 YRS     1 YR   5 YRS   10 YRS     1 YR   5 YRS   10 YRS       DATE
                                 ----   -----   ------     ----   -----   ------     ----   -----   ------     ---------
------------------------------------------------------------------------------------------------------------------
SECTION ONE --*
EXISTING FUNDS AND
CORRESPONDING RETAIL FUNDS
------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH PORTFOLIO
  Existing Fund                   xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         6/94
  Corresponding Retail Fund       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        10/87
MFS TOTAL RETURN PORTFOLIO
  Existing Fund                   xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         6/94
  Corresponding Retail Fund       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        10/70
PUTNAM DIVERSIFIED INCOME
  PORTFOLIO
  Existing Fund                   xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         6/94
  Corresponding Retail Fund       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        10/88
------------------------------------------------------------------------------------------------------------------
SECTION TWO --**
EXISTING FUNDS
------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
  [subadviser Janus]              xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         5/83
TRAVELERS CASH INCOME TRUST       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        12/87
------------------------------------------------------------------------------------------------------------------
SECTION THREE --***
CORRESPONDING RETAIL FUNDS
------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH YIELD TRUST        xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         8/84
FEDERATED STOCK FUND              xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         3/82
LAZARD INTERNATIONAL EQUITY
  PORTFOLIO                       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        10/91
MFS EMERGING GROWTH FUND --
  SERIES B                        xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%        12/86
FIDELITY EQUITY INCOME FUND       xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         5/66
FIDELITY ADVISER LARGE CAP STOCK
  FUND                            xx%     xx%     xx%       xx%     xx%     xx%       xx%     xx%     xx%         6/95


---------------

Future performance of these underlying funds will vary and the results shown are not necessarily representative of future results.



* SECTION ONE -- PERFORMANCE FOR EXISTING FUNDS AND THEIR CORRESPONDING RETAIL FUNDS



The Alliance Growth, MFS Total Return and Putnam Diversified Income Portfolios of The Travelers Series Fund, Inc. each commenced operations in June 1994, prior to the date that they became available under the Separate Account. As a result, actual historical performance information is available for the funds. For purposes of the hypothetical accumulation unit value performance, the fund performance has been adjusted to reflect the contract and separate account charges described below, as if such funds had been available through the separate account during the periods illustrated.



Additionally, the Alliance Growth, MFS Total Return and Putnam Diversified Income Portfolios have the same investment objectives and follow substantially the same investment strategies as mutual funds advised by the same sub-adviser, shares of which are sold directly to the public rather than exclusively through a separate account (the "Corresponding Retail Funds"). Performance information is also provided for the Corresponding Retail Funds of the Alliance Growth, MFS Total Return and Putnam Diversified Income Portolios.

The existing fund and corresponding retail fund performance figures illustrated in each of the columns of Section One of the chart reflect the deduction of the following charges:



     Column A = fund performance (minus all contract and separate account charges)



     Column B = hypothetical accumulation unit value performance figures which include the deduction of (1) mortality and expense risk charge; (2) sub-account administrative charge; and (3) advisory fees and other expenses of the fund.



     Column C = hypothetical accumulation unit value performance figures which include the deduction of (1) annual contract administrative charge; (2) contingent deferred sales charges; (3) mortality and expense risk charges;
     (4) sub-account administrative charge; and (5) advisory fees and other expenses of the fund.



** SECTION TWO -- PERFORMANCE FOR EXISTING FUNDS ONLY



The Capital Appreciation Fund and Cash Income Trust are existing funds which were in existence prior to the date that they became available through the Separate Account. As a result, actual historical performance information is available for the funds. For purposes of the hypothetical accumulation unit value performance, the fund performance has been adjusted to reflect the contract and separate account charges described under Section One above, as if such funds had been available through the separate account during the periods illustrated.



*** SECTION THREE -- PERFORMANCE FOR THE CORRESPONDING RETAIL FUNDS



The Federated High Yield, Federated Stock, Lazard International Stock, MFS Emerging Growth, Equity Income and Large Cap Portfolios of The Travelers Series Trust are newly created funds that were made available to the Separate Account on July 31, 1996. As of December 31, 1995, these funds had not yet commenced operations, and therefore, do not have their own performance record for the periods illustrated in the following performance chart. However, these Portfolios do have the same investment objectives and follow substantially the same investment strategies as mutual funds advised by the same sub-adviser (hereafter, the "Corresponding Retail Funds"), although the Corresponding Retail Funds are sold to the public and not exclusively through a separate account. Section Three of the chart shows performance information for the Corresponding Retail Funds, calculated as described below.



The performance figures illustrated in each of the columns of Section Three of the chart reflect the deduction of the following charges:



     Column A = fund performance net of all contract and separate account charges



     Column B = hypothetical accumulation unit value performance figures utilizing the actual performance history of the Corresponding Retail Funds adjusted to reflect the deduction of (1) mortality and expense risk charge; and (2) sub-account administrative charge. These figures also include the advisory fees and other expenses of the Corresponding Retail Fund.



     Column C = hypothetical accumulation unit value performance figures utilizing the actual performance history of the Corresponding Retail Funds adjusted to reflect the deduction of (1) annual contract administrative charge; (2) contingent deferred sales charges; (3) mortality and expense risk charges; and (4) sub-account administrative charge. These figures also include the advisory fees and other expenses of the Corresponding Retail Fund.


                                  THE CONTRACT
--------------------------------------------------------------------------------

Purchase Payments are paid to the Company and credited to the Contract Owner's account to accumulate until the Maturity Date. The Contract Owner assumes the risk of gain or loss according to the performance of the Sub-Account(s). There is generally no guarantee that the Contract Value at the Maturity Date will equal or exceed the total Purchase Payments made under the Contract, except as specified or elected under the Death Benefit provisions described on page 19.

PURCHASE PAYMENTS

The initial Purchase Payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, the Company may change the size of minimum initial Purchase Payments and subsequent payments. In some states, subsequent Purchase Payments may not be allowed.

The Company will apply the initial Purchase Payment within two business days after its receipt at the Company's Home Office. Subsequent Purchase Payments will be credited to a Contract on the basis of Accumulation Unit Values next determined after receipt of the Purchase Payment.

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value (including charges) within twenty days after you receive it (the "free-look period"). Where state law requires a longer free-look period, or the return of Purchase Payments, the Company will comply. The Contract Owner bears the investment risk during the free-look period; therefore, the Contract Value returned may be greater or less than your Purchase Payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your Purchase Payment will be refunded in full; during the remainder of the free-look period, the Contract Value (including charges) will be refunded. All Contract Values will be determined as of the next valuation following the Company's receipt of the Owner's written request for refund.

ACCUMULATION UNITS

The number of Accumulation Units to be credited to the Contract once a Purchase Payment has been received by the Company is determined by dividing the amount allocated to each Funding Option by the current applicable Accumulation Unit Value. The value of an Accumulation Unit may increase or decrease. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted from Purchase Payments when they are applied under the Contract. However, a CDSC will be assessed if a full or partial surrender of the Contract Value is made during the first seven years following a Purchase Payment. The length of time from receipt of the Purchase Payment to the time of surrender determines the amount of the charge.

The CDSC is equal to a percentage of the amount withdrawn from the Contract (not to exceed the aggregate amount of Purchase Payments made) and is calculated as follows:

  LENGTH OF TIME FROM
   PURCHASE PAYMENT              CONTINGENT DEFERRED
   (NUMBER OF YEARS)                SALES CHARGE
----------------------------------------------------
           1                              6%
           2                              6%
           3                              5%
           4                              5%
           5                              4%
           6                              3%
           7                              2%
   8 and thereafter                       0%

Surrenders will be deemed to be taken first from any applicable free withdrawal amount (as described below); next from remaining Purchase Payments (on a first-in, first-out basis); and then from contract earnings (in excess of the free withdrawal amount). Unless the Company receives other instructions, the CDSC will be deducted from the amount requested.

No CDSC will be assessed (1) in the event of distributions resulting from the death of the Contract Owner or the death of the Annuitant with no Contingent Annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first Contract Year.

The purpose of this charge is to help defray expenses incurred in the sale of the Contract, including commissions and other expenses associated with the printing and distribution of prospectuses and sales material. However, the Company expects that the CDSC assessed under the Contract will be insufficient to cover these expenses; the difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract which are described below.

FREE WITHDRAWAL ALLOWANCE. After the first Contract Year, surrenders of up to 10% of the Contract Value as of the end of the previous Contract Year are available without imposition of a CDSC. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions. In the state of Washington, the free withdrawal allowance applies to all surrenders.

ADMINISTRATIVE CHARGES

CONTRACT ADMINISTRATIVE CHARGE. An administrative charge of $30 will be deducted annually from the Contract to compensate the Company for expenses incurred in establishing and administering the Contract. The contract administrative charge will be deducted from the Contract Value on the fourth Friday of each August by cancelling Accumulation Units applicable to each Funding Option on a pro rata basis. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. The contract administrative charge will not be assessed if (1) the distribution results from the death of the Contract Owner or the Annuitant with no Contingent Annuitant surviving, (2) after an annuity payout has begun, or (3) if the Contract Value is equal to or greater than $40,000 on the charge assessment date.

SUB-ACCOUNT ADMINISTRATIVE CHARGE. An administrative charge is deducted on each Valuation Date from amounts allocated to the variable Funding Options in order to compensate the Company for certain related administrative and operating expenses. The charge is equivalent, on an annual basis, to 0.15% of the daily net asset value allocated to each of the Funding Options.

Neither administrative charge can be increased. The charges are set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force, and the Company does not expect to profit from these charges.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each Valuation Date from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to 1.25% of the amounts allocated to each Funding Option. The Company reserves the right to lower this charge at any time. The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for guaranteeing to provide the death benefit if an Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The CDSC, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales of the Contract result in savings or reduction of sales expenses, administrative or mortality and expenses. The entitlement to such a reduction in the CDSC, the administrative charges, or the mortality and expense risk charge will be based on the following: (1) the size and type of group to which sales are to be made;
(2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. The reduction or elimination of the CDSC, the administrative charge, or the mortality expense charges will be permitted only where such reduction or elimination will not be unfairly discriminatory to any person.

FUNDING OPTION CHARGES

Fund ABD II purchases shares of the Funding Options at net asset value. The net asset value of each Funding Option reflects investment management fees and other expenses deducted from the assets of the Funding Options. For a complete description of these investment advisory fees and other expenses, refer to the prospectuses for the Funding Options.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0%, depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains, or value of the Contract, we reserve the right to charge proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER. The Contract belongs to the Contract Owner designated on the Contract Specifications page, or to any other person subsequently named pursuant to a valid assignment. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. The Contract Owner has sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided the Contract Owner has not named an irrevocable beneficiary and provided the Contract is not assigned.

The Contract Owner is the recipient of all payments while the Annuitant is alive unless the Contract Owner directs them to an alternate recipient. An alternate recipient under a payment direction does not become the Contract Owner.

JOINT OWNER. For nonqualified contracts only, Joint Owners (i.e., married spouses) may be named in a written request prior to the Contract Date. Joint Owners may independently exercise transfers allowed under the contract. All other rights of ownership must be exercised by joint action. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a Joint Owner end at death if the other Joint Owner survives. The entire interest of the deceased Joint Owner in the Contract will pass to the surviving Joint Owner.

BENEFICIARY

The Beneficiary is the party named by the Owner in a written request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Owner. If there is more than one Beneficiary surviving the Annuitant, the Beneficiaries will share equally in benefits unless different shares are recorded with the Company by written request prior to the death of the Annuitant or Owner.

With nonqualified contracts, the Beneficiary may differ from the designated beneficiary as defined in the Contract. The designated beneficiary may take the contract benefits in lieu of the Beneficiary upon the death of the Contract Owner.

Unless an irrevocable Beneficiary has been named, the Owner has the right to change any Beneficiary by written request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated on the Contract Specifications page, and is the individual on whose life the Maturity Date and the amount of the monthly annuity payments depend. The Annuitant may not be changed after the Contract Date.

For nonqualified contracts only, the Contract Owner may also name one individual as a Contingent Annuitant by written request prior to the Contract Date. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date.

If an Annuitant who is not also an Owner or a Joint Owner dies prior to the Maturity Date while this Contract is in effect and while the Contingent Annuitant is living:

     1) the Contract Value will not be payable upon the Annuitant's death;

     2) the Contingent Annuitant becomes the Annuitant; and

     3) all other rights and benefits provided by this Contract will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect, unless otherwise provided.

                                   TRANSFERS
--------------------------------------------------------------------------------

Prior to the Maturity Date, the Contract Owner may transfer all or part of the Contract Value between Funding Options. There are no charges or restrictions on the amount or frequency of transfers currently; however, the Company reserves the right to charge a fee for any transfer request, and to limit the number of transfers to no more than one in any six-month period. Since different Funding Options have different expenses, a transfer of Contract Values from one Funding Option to another could result in a Contract Owner's investment becoming subject to higher or lower expenses.

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

Dollar cost averaging permits the Contract Owner to transfer a fixed dollar amount to other Sub-Accounts on a monthly or quarterly basis so that more Accumulation Units are purchased in a Sub-Account if the value per unit is low and less Accumulation Units are purchased if the value per unit is high. Therefore, a lower-than-average value per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. You must have a minimum total Contract Value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum total automated transfer amount is $400.

Certain restrictions apply for automated transfers from the Fixed Account that do not apply to automated transfers from any of the other Sub-Accounts. You may establish automated transfers of Contract Values from the Fixed Account. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Contract, including provisions relating to the transfer of money between investment options. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the Contract Value, Contract Owners should consider the risks involved in switching between investments available under this Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

TELEPHONE TRANSFERS

A Contract Owner may place a transfer request via telephone. The telephone transfer privilege is available once authorized in a form acceptable to the Company. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:00 a.m. and 4:00 p.m., Eastern time. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and will promptly notify the caller.

The Company will make a reasonable effort to record each telephone transfer conversation, but in the event that no recording is effective or available, the Contract Owner will remain liable for each telephone transfer effected. Additionally, the Company is not liable for acting upon instructions believed to be genuine and in accordance with the procedures described above. As a result of this policy, the Contract Owner may bear the risk of loss in the event that the Company follows instructions that prove to be fraudulent.

                           SURRENDERS AND REDEMPTIONS
--------------------------------------------------------------------------------

A Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Maturity Date. The Contract Owner must submit a written request specifying the investment option(s) from which the surrender is to be made. The Cash Surrender Value will be determined as of the next valuation following receipt of the Owner's surrender request at the Company's Home Office. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in the mail, but it is our intent to pay as soon as possible. Requests for surrender that are not in good order will not be processed until the deficiencies are corrected. The Company will contact the Contract Owner to advise of the reason for the delay and what is needed to act upon the surrender request.

SYSTEMATIC WITHDRAWALS

Prior to the Maturity Date, a Contract Owner may elect to take systematic withdrawals by surrendering a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable surrender charges above the free withdrawal allowance and any applicable premium taxes will be deducted. The minimum Contract Value required to elect systematic withdrawals is $15,000 and the election must be made on the form provided by the Company. The Company will process the withdrawals by surrendering on a pro-rata basis Accumulation Units from all investment options in which the Contract Owner has an interest, unless otherwise directed. The Contract Owner may begin or discontinue systematic withdrawals at any time by notifying the Company in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

The Company reserves the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners.

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. Contract Owners should consult with their tax adviser regarding the tax consequences of systematic withdrawals.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Prior to the Maturity Date, a Death Benefit is payable to the Beneficiary when either the Annuitant, you or the first of Joint Owners, dies and there is no Contingent Annuitant. Death Benefits are payable upon the Company's receipt at its Home Office of due proof of death. If the Company is notified of the Annuitant's, Contract Owner's, or first of the Joint Owner's death more than six months after the death, the Death Benefit will be the Contract Value. A Beneficiary may request that a death benefit payable under the Contract be applied to one of the settlement options available under the Contract. (See also "Nonqualified Annuity Contracts," page 25.) See Appendix B for Contracts issued in Florida.

For nonqualified contracts, if the Contract Owner (including the first of joint owners) dies before the Maturity Date, a distribution may be required under the minimum distribution requirements of the federal tax law. If so required, the Company will recalculate the value of the Death Benefit under the provisions of "Death Proceeds Prior to the Maturity Date," below. The value of the Death Benefit, as recalculated, will be credited to the party taking distributions upon the death of the Contract Owner with the Annuitant or Contingent Annuitant surviving. This will generally be the surviving joint owner or otherwise the Beneficiary in accordance with all the circumstances and the terms of the Contract. This party may differ from the Beneficiary who was named by the Owner in a written request and who would receive any remaining contractual benefits upon the death of the Annuitant. This party may be paid in a single lump sum, or by other options, but should take distributions as required by minimum distribution requirements of the federal tax law.

If the Contract Owner's spouse is the surviving joint owner, the spouse may elect to continue the Contract as owner in lieu of taking a distribution under the Contract. (See "Nonqualified Annuity Contracts," page 25.) In either case, all references to age in the "Death Proceeds Prior to the Maturity Date" section will be based on the Contract Owner's age rather than the Annuitant's age.

DEATH PROCEEDS PRIOR TO THE MATURITY DATE

If the Annuitant dies before age 75 and before the Maturity Date, the Company will pay to the Beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

If the Annuitant dies on or after age 75, but before age 85 (90 in Florida) and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary occurring on or before the Annuitant's 75th birthday.

If the Annuitant dies on or after age 85 and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the Contract Value, less any applicable premium tax. (This provision does not apply in Florida.)

DEATH PROCEEDS AFTER THE MATURITY DATE

If the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or Income Option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Annuity Payments will ordinarily begin on the Maturity Date stated in the Contract. If no Maturity Date is elected, the Maturity Date will be the Annuitant's 70th birthday for qualified contracts and the Annuitant's 75th birthday, or ten years after the Contract Date, if later, for nonqualified contracts. The Maturity Date is the date on which the Company will begin paying the first of a series of Annuity or Income Payments in accordance with the Settlement Option selected by the Contract Owner. Annuity or Income Payments will begin on the Maturity Date unless the Contract has been fully surrendered or the proceeds have been paid to the Beneficiary prior to that date. The Company may require proof that the Annuitant is alive before Annuity Payments are made.

For nonqualified Contracts, at least 30 days before the original Maturity Date, a Contract Owner may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with qualified contracts upon either the Contract Owner's attainment of age 70 1/2 or the death of the Contract Owner. Independent tax advice should be sought regarding the election of minimum required distributions.

See Appendix B for Contracts issued in Florida.

ALLOCATION OF ANNUITY

When an Annuity Option is elected, it may be elected as a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, no election has been made to the contrary, the Contract Value shall be applied to provide an annuity funded by the same investment option. At least 15 days prior to the Maturity Date, you may reallocate the Contract Value among the investment options in order to reallocate the basis on which Annuity Payments will be determined. (See "Transfers," page 17.)

VARIABLE ANNUITY

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1. An Annuity Unit Value as of any Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date, multiplied by (b) the corresponding net investment factor for the Valuation Period just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.) The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Sub-Account by the corresponding Annuity Unit Value as of 14 days prior to the date Annuity Payments commence. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect a variable Annuity will be the value of the Sub-Accounts as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require satisfactory proof of age of any person on whose life Annuity Payments are based before making the first payment under any of the Settlement Options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Funding Option. The total amount of each Annuity Payment will be equal to the sum of the basic payments in each Funding Option. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to each Funding Option by the corresponding Annuity Unit Value as of the date 14 days prior to the date before payment is due.

See Appendix B for Contracts issued in Florida.

FIXED ANNUITY

A Fixed Annuity provides for payments which do not vary during the Annuity period. The minimum guaranteed amount of the Fixed Annuity Payments will be calculated as described under "Variable Annuity: Determination of First Annuity Payment," except that the Cash Surrender Value will be determined as of the day annuity payments commence. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

On the Maturity Date, or other agreed-upon date, the Company will pay the amount due under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by written request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner (or other designated Payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life
Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

See Appendix B for Contracts issued in Florida.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the Cash Surrender Value of the Contract may be paid under one or more of the following Annuity Options. Payments under the Annuity Options may be elected on a monthly, quarterly, semiannual or annual basis.

OPTION 1 -- LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. The Company will make Annuity Payments during the lifetimes of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee, the other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 5 -- OTHER ANNUITY OPTIONS. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the Annuity Options described above, and subject to the conditions described under "Election of Options," all or part of the Cash Surrender Value of the Contract may be paid under one or more of the following Income Options, provided that they are consistent with federal tax law qualification requirements. Payments under the Income Options may be elected on a monthly, quarterly, semiannual or annual basis:

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT. The Company will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the Cash Surrender Value attributable to each. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD. The Company will make payments for the fixed period selected, based on the Cash Surrender Value as of the date payments commence. If at the death of the Annuitant the total number of fixed payments has not been made, the payments will be made to the Beneficiary.

OPTION 3 -- OTHER INCOME OPTIONS. The Company will make any other arrangements for Income Payments as may be mutually agreed upon.

The amount applied to effect an Income Option will be the Cash Surrender Value as of the date Income Payments commence, less any applicable premium taxes not previously deducted plus any applicable contingent deferred sales charge. The Contract Value used to determine the amount of any Income Payment will be determined on the same basis as the Contract Value during the Accumulation Period, including the deduction for mortality and expense risks and the Sub-Account Administrative Charge. Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, payments are unrelated to the actual life span of any person. Thus, the Annuitant may outlive the payment period.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

TERMINATION

No Purchase Payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any Valuation Date if the Contract Value as of that date is less than $1,000 and no Purchase Payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the Contract Owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the Contract Owner the Cash Surrender Value (Contract Value, in the states of Washington and New Jersey), less any applicable administrative charge or premium tax.

MISSTATEMENT

If the Annuitant's or Contract Owner's sex or date of birth was misstated, all benefits under the Contract are what the Purchase Payment paid would have purchased at the correct sex and age. Proof of the Annuitant's or Contract Owner's age may be filed at any time at the Company's Home Office.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit Value(s) as of the date of the report for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

The Company may permit Contract Owners to transfer their Contract Values into other annuities offered by the Company or its affiliated insurance Companies under rules then in effect.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a Contract Owner or Beneficiary who may make elections under a contract. For further information, a qualified tax adviser should be consulted.

GENERAL TAXATION OF ANNUITIES

Amounts credited to the Contract are not generally taxable until they are received by the Contract Owner or the Beneficiary, either in the form of Annuity Payments or other distributions. Distributions from annuities that include previously taxed amounts may be taxed on either an income-first basis or an income-last basis, or on a pro-rata basis according to the type of plan or due to other circumstances.

TAX LAW DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a segregated asset account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how segregated asset accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect.

New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the accounts.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has attained the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-benefited plans.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the Owner or the Annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without tax law funding limits. The Purchase Payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a Contract Owner when the Contract Owner transfers the contract without adequate consideration.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the Maturity Date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the Cash Value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the Beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an Annuity Option is elected or whether the new Contract Owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the Contract Owner and increases in the value of a contract are not subject to taxation until received by a Contract Owner or beneficiary.

Distributions in the form of Annuity or Income Payments are taxable to the Contract Owner or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the Contract Owner's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions through 1999. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

An additional tax of 10% will apply to any taxable distribution received by the Contract Owner before the age 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distribution must begin in April 1st of the calendar year following the later of the calendar year in which the Contract Owner attains the age of 70 1/2 of retires. Certain other mandatory distribution rules apply at the death of the Participant.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or Beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)


        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1996, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $ or less per year, will generally be exempt from periodic withholding.


Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                                 VOTING RIGHTS
--------------------------------------------------------------------------------

The Contract Owner has certain voting rights in Fund ABD II and the Funding Options. The number of votes which a Contract Owner may cast in the accumulation period is equal to the number of Accumulation Units credited under the Contract. During the annuity period, the Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. A Contract Owner's voting rights will decline as the reserve for the Contract declines.

Each person having a voting interest in Fund ABD II will receive periodic reports relating to the Funding Options in which he or she has an interest, as well as any proxy materials, including a form on which to give voting instructions with respect to the proportion of the Funding Option shares held by Fund ABD II which correspond to his or her interest in the Funding Option.

Upon the death of the Contract Owner, all voting rights will vest in the Beneficiary of the Contract, except in the case of Contracts where the surviving spouse becomes the owner.

The Company will vote shares of Funding Options held by Fund ABD II at regular and special meetings of the Funding Option shareholders in accordance with instructions received from persons having a voting interest in Fund ABD II. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Funding Options in its own right, it may elect to do so.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 8.5% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell Variable Annuities under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and all are members of the National Association of Securities Dealers, Inc. Tower Square Securities, Inc., an affiliate of the Company, is the principal underwriter for the Contracts; however, it is currently anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1997.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. The Company may at any time make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

                         LEGAL PROCEEDINGS AND OPINIONS
--------------------------------------------------------------------------------

There are no pending material legal proceedings affecting Fund ABD II. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been reviewed by the General Counsel of the Life and Annuity Division of the Company.
+++

                                   APPENDIX A
                               THE FIXED ACCOUNT
--------------------------------------------------------------------------------

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD II or any of the Funding Options does not affect the Fixed Account portion of the Contract Owner's Contract Value, or the dollar amount of fixed annuity payments made under any payout option. The Fixed Account may not be available in some jurisdictions.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable surrender charge as described under "Charges and Deductions" in this prospectus.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or 1940 Acts. The Company will invest the assets of the Fixed Account at its discretion. Investment income from such Fixed Account assets will be allocated to the Company and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations to the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. The Company also guarantees that for the life of the Contract it will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of the company. The contract owner assumes the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

Transfers from the Fixed Account to any other investment options will be permitted twice a year during the 30 days following the semiannual Contract Date anniversary in an amount of up to 15% of the Fixed Account Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to the other investment option(s) may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion.

Automated transfers from the Fixed Account to any of the investment option(s) may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX B
                    CONTRACTS ISSUED IN THE STATE OF FLORIDA
--------------------------------------------------------------------------------

THE ANNUITY PERIOD

MATURITY DATE

The maturity date may not be any date beyond the Annuitant's 90th birthday.

THE VARIABLE ANNUITY

Variable payouts are not permitted in Florida. Contract Owners may only have their Contract Values applied to provide a Fixed Annuity.

Disregard the "Variable Annuity" section described on page 20.

ELECTION OF OPTIONS

ON THE MATURITY DATE, OR OTHER AGREED-UPON DATE, THE COMPANY WILL PAY AN AMOUNT PAYABLE UNDER THE CONTRACT IN ACCORDANCE WITH THE PAYMENT OPTION SELECTED BY THE CONTRACT OWNER. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by Written Request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain tax-qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

                                   APPENDIX C
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Valuation of Assets

        Independent Accountants

        Financial Statements

--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997 (FORM NO. L-12548S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE ABOVE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS LIFE AND ANNUITY COMPANY, ANNUITY INVESTOR SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-9061.


Name:
--------------------------------------------------------------------------------
Address:
================================================================================

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                                 May 1, 1997

                                      for

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 1997. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-860-277-0111.





                                                       TABLE OF CONTENTS
THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

PRINCIPAL UNDERWRITER  . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1

DISTRIBUTION AND MANAGEMENT AGREEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2


INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3

FINANCIAL STATEMENTS (Travelers Life and Annuity Company) . . . . . . . . . . . . . . . . . . . . . . . .      F-1

                             THE INSURANCE COMPANY


         The Travelers Life and Annuity Company (the "Company"), a stock insurance company chartered in 1973 in Connecticut. It is a wholly owned subsidiary of The Travelers Insurance Company, which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

    The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

THE FIXED ACCOUNT. The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD II or any other separate account sponsored by the Company or its affiliates.

The staff of the Securities and Exchange Commission does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


                             PRINCIPAL UNDERWRITER


         Tower Square Securities, Inc. ("Tower Square"), an affiliate of the Company, serves as principal underwriter for Fund ABD II and the Contracts.
The offering is continuous. Tower Square is an indirect wholly owned subsidiary of Travelers Group Inc. and its principal executive offices are located at One Tower Square, Hartford, Connecticut. It is anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts in 1996

                     DISTRIBUTION AND MANAGEMENT AGREEMENT


         Under the terms of the Distribution and Management Agreement among Fund ABD II, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with the Fund ABD
II. Tower Square performs the sales functions related to the Contracts. The Company reimburses Tower Square for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying the Fund ABD II and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to the Fund ABD II all necessary office space, facilities, and personnel to manage its affairs.



                              VALUATION OF ASSETS


FUNDING OPTIONS: The value of the assets of each Underlying Fund is determined on each Valuation Date as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes in account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the Insurance Charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus b), divided by c where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);

    (b) = any deduction for applicable taxes (presently zero); and

    (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

    The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.





                            INDEPENDENT ACCOUNTANTS



         Coopers & Lybrand L.L.P., certified public accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Fund ABD II. The services provided to Fund ABD II will include primarily the audit of the Fund's financial statements. Financial Statements for Fund ABD II will be filed by amendment.

         The balance sheets of the Travelers Life and Annuity Company (the "Company") as of December 31, 1996 and 1995 and the statements of operations and retained earnings and cash flows for each of the years then ended, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the December 31, 1996 financial statements of the Company refers to a change in the accounting for investments in accordance with provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," in 1994.

         The statements of operations and retained earnings and cash flows of the Company for the year ended December 31, 1993, have been included herein in reliance upon the report dated September 16, 1994 of Coopers & Lybrand, L.L.P., certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                      STATEMENT OF ADDITIONAL INFORMATION
                                  FUND ABD II





                      Individual Variable Annuity Contract
                                   issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                          Hartford, Connecticut 06183





L-12548S                                                                  5/97

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants will be provided in a subsequent Post-Effective Amendment.


(b)      Exhibits

         1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

         2.       Exempt.

      3(a). Distribution and Management Agreement among the Registrant, The Travelers Life and Annuity Company and Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed December 22, 1995.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed December 22, 1995.)

         4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

         5.       None.

      6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

      6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

         7.       None.

         8.       None.

         9. Opinion of Counsel as to the legality of securities being registered. (To be filed by amendment.

     10(a). Consent of Coopers & Lybrand L.L.P., Certified Public Accountants. (To be filed by amendment.)

     10(b). Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. (To be filed by amendment.)

        13. Schedule for computation of each performance quotation. (To be filed by amendment.)

        15. Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Michael A. Carpenter, Robert I. Lipp, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

      15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed June 17, 1996.)

      15(c). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Jay S. Benet and George C. Kokulis. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 15, 1997.)

      15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Ian R. Stuart.

Item 25.  Directors and Officers of the Depositor

Name and Principal                          Positions and Offices
Business Address                            with Depositor
------------------                          ---------------------
Michael A. Carpenter*                  Director, Chairman of the Board                           ----
                                       President and Chief Executive Officer
Jay S. Benet*                          Director and Senior Vice President                        ----
George C. Kokulis*                     Director and Senior Vice President                        ----
Robert I. Lipp*                        Director                                                    ----
Ian R. Stuart*                         Director, Senior Vice President,                          ----
                                       Chief Financial Officer, Chief
                                       Accounting Officer and Controller
Katherine M. Sullivan*                 Director and Senior Vice President                        ----
                                       and General Counsel
Marc P. Weill**                        Director and Senior Vice President                        ----
Stuart Baritz**                        Senior Vice President                                     ----
Jay S. Fishman*                        Senior Vice President                                     ----
Elizabeth C. Georgakopoulos*           Senior Vice President                                     ----
Barry Jacobson*                        Senior Vice President                                     ----
Russell H. Johnson*                    Senior Vice President                                     ----
Warren H. May*                         Senior Vice President                                     ----
Christine M. Modie*                    Senior Vice President                                     ----
David A. Tyson*                        Senior Vice President                                     ----
F. Denney Voss*                        Senior Vice President                                     ----
Paula Burton*                          Vice President                                            ----
Elizabeth Charron*                     Vice President                                            ----
Charles N. Vest*                       Vice President and Actuary                                ----
Donald R. Munson, Jr.*                 Second Vice President                                     ----
Ernest J. Wright*                      Vice President and Secretary                       Secretary to the
                                                                                          Board of Managers

Kathleen A. McGah*                     Assistant Secretary and Counsel                    Assistant Secretary to
                                                                                          the Board of Managers

Principal Business Address:
*  The Travelers Life and Annuity Company             **Travelers Group Inc.
    One Tower Square                                  388 Greenwich Street
    Hartford, CT  06183                               New York, N.Y. 10013

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         To be filed by amendment.

Item 27.  Number of Contract Owners

Not Applicable.

Item 28.  Indemnification

Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-320a provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Depositor. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) In addition to The Travelers Fund ABD II for Variable Annuities, Tower Square Securities, Inc. also serves as the principal underwriter for:

         The Travelers Growth and Income Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
         The Travelers Money Market Account for Variable Annuities
         The Travelers Timed Growth and Income Stock Account for Variable Annuities
         The Travelers Timed Short-Term Bond Account for Variable Annuities The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Timed Bond Account for Variable Annuities
         The Travelers Fund U for Variable Annuities
         The Travelers Fund VA for Variable Annuities
         The Travelers Fund BD for Variable Annuities
         The Travelers Fund BD II for Variable Annuities
         The Travelers Fund ABD for Variable Annuities
         The Travelers Separate Account QP for Variable Annuities
         The Travelers Separate Account QP II for Variable Annuities
         The Travelers Fund UL for Variable Life Insurance
         The Travelers Fund UL II for Variable Life Insurance
         The Travelers Variable Life Insurance Separate Account One
         The Travelers Variable Life Insurance Separate Account Three


(b)      Name and Principal                 Positions and Offices                       Positions and Offices
         Business Address *                 With Underwriter                            With Registrant
         ------------------                 ---------------------                       ---------------------
         Russell H. Johnson                  Chairman of the Board                               -----
                                             Chief Executive Officer, President                  -----
                                             and Chief Operating Officer

         William F. Scully, III              Member, Board of Directors,                         -----
                                             Senior Vice President, Treasurer
                                             and Chief Financial Officer

         Cynthia P. Macdonald                Vice President, Chief Compliance                    -----
                                             Officer, and Assistant Secretary

         Joanne K. Russo                     Member, Board of Directors                          -----
                                             Senior Vice President
         Kathleen A. McGah                   General Counsel and Secretary                Assistant Secretary
         Jay S. Benet                        Member, Board of Directors                          -----
         George C. Kokulis                   Member, Board of Directors                          -----
         Warren H. May                       Member, Board of Directors                          -----
         Donald R. Munson, Jr.               Senior Vice President                               -----

(cont'd)

(b)      Name and Principal                Positions and Offices                        Positions and Offices
         Business Address *                  With Underwriter                           With Registrant
         ------------------                  -------------------                        ---------------------
         Stuart L. Baritz                    Vice President                                      -----
         Michael P. Kiley                    Vice President                                      -----
         Tracey Kiff-Judson                  Second Vice President                               -----
         Robin A. Jones                      Second Vice President                               -----
         Whitney F. Burr                     Second Vice President                               -----
         Marlene M. Ibsen                    Second Vice President                               -----
         John J. Williams, Jr.               Director and Assistant Compliance                   -----
                                                Officer
         Susan M. Cursio                     Director and Operations Manager                     -----
         Dennis D. D'Angelo                  Director                                            -----
         Thomas P. Tooley                    Director                                            -----
         Nancy S. Waldrop                    Assistant Treasurer                                 -----


         * Principal business address: One Tower Square, Hartford, Connecticut 06183


(c).     Not Applicable.


Item 30.  Location of Accounts and Records

         The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183

Item 31.  Management Services

Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) To represent to the Securities and Exchange Commission that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on February 28, 1997.

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                    By:  *IAN R. STUART
                                         --------------------------------------
                                         Ian R. Stuart
                                         Director, Senior Vice President,
                                         Chief Financial Officer
                                         Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities on this 28th day of February, 1997.

*MICHAEL A. CARPENTER            Chairman of the Board, President
-----------------------------    and Chief Executive Officer
(Michael A. Carpenter)

*JAY S. BENET                    Director
-----------------------------
(Jay S. Benet)

*GEORGE C. KOKULIS               Director
-----------------------------
(George C. Kokulis)

*ROBERT I. LIPP                  Director
-----------------------------
(Robert I. Lipp)

*KATHERINE M. SULLIVAN           Director, Senior Vice President and General
-----------------------------
(Katherine M. Sullivan)

*IAN R. STUART                  Director, Senior Vice President, Chief Financial
-----------------------------   Officer, Chief Accounting Officer and Controller
  (Ian R. Stuart)

*MARC P. WEILL                  Director
-----------------------------
(Marc P. Weill)




*By:  Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.             Description                                                    Method of Filing
-------         -----------                                                    ----------------

    1.          Resolution of The Travelers Life and Annuity Company
                Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

 3(a).          Form of Distribution and Management Agreement among the
                Registrant, The Travelers Life and Annuity Company and Tower
                Square Securities, Inc. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed
                December 22, 1995.)

 3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed December 22, 1995.)

    4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration
                Statement on Form N-4, filed June 17, 1996.)

 6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration
                Statement on Form N-4, File No. 33-58131, filed via
                Edgar on March 17, 1995.)

 6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration
                Statement on Form N-4, File No. 33-58131, filed via
                Edgar on March 17, 1995.)

    9.          Opinion of Counsel as to the legality of securities being       To be filed by
                 registered by Registrant.                                      amendment

10(a).          Consent of Coopers & Lybrand, L.L.P., Certified Public          To be filed by
                Accountants.                                                    amendment

10(b).          Consent of KPMG Peat Marwick LLP, Independent                   To be filed by
                Certified Public Accountants.                                   amendment